Shareholder Report, Average Annual Return (Details) 191782_Carillon ClariVest International Stock Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	37.94%	13.63%	8.39%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	37.94%	13.63%	8.39%
MSCI ACWI ex-US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Index
Average Annual Return, Percent	32.39%	7.91%	8.41%